Note 4 - Leases - Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Member]
Operating lease right-of-use assets	$ 3,825	$ 2,573
Other Liabilities [Member]
Operating lease liabilities	$ 3,947	$ 2,614